Cover	Dec. 31, 2022	Dec. 08, 2022
Entity Addresses [Line Items]
Document Type		8-K
Document Period End Date		Dec. 08, 2022
Entity Registrant Name		Bellicum Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36783
Entity Tax Identification Number		20-1450200
Entity Address, Address Line One		3730 Kirby Drive
Entity Address, Address Line Two		Ste. 1200
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77098
City Area Code		281
Local Phone Number		454-3424
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		BLCM
Entity Emerging Growth Company		false
Entity Central Index Key		0001358403
Amendment Flag		false
Current Fiscal Year End Date	--12-31